UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2002

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Montag & Caldwell, Inc.
Address:	3455 Peachtree Rd NE
 		Suite 1200
		Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Chester
Title:		Senior Vice President and Secretary
Phone:		404-836-7130
Signature, Place, and Date of Signing

Elizabeth Chester 	Atlanta, GA	January 16, 2003


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	90

Form 13F Information Table Value Total:  21,504,332



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101   658000 5336578.000SH     SOLE              4495507.000        841071.000
                                                            179969 1459600.000SH     OTHER                               1459600.000
Abbott Laboratories            COM              002824100     9508 237710.000SH      SOLE               115400.000        122310.000
American Int'l Group           COM              026874107   711483 12298747.000SH    SOLE             10345948.000       1952799.000
                                                            194309 3358850.000SH     OTHER                               3358850.000
Amgen                          COM              031162100   671246 13885933.000SH    SOLE             11694105.000       2191828.000
                                                            191383 3959100.000SH     OTHER                               3959100.000
Baker Hughes Inc               COM              057224107    35834 1113200.000SH     SOLE               515100.000        598100.000
Bank of New York Co Inc        COM              064057102     1041 43429.000SH       SOLE                43429.000
Berkshire Hathaway Inc-Cl A    COM              084670108      582    8.000 SH       SOLE                    7.000             1.000
Caterpillar Inc                COM              149123101   219734 4806079.000SH     SOLE              4043236.000        762843.000
                                                             62938 1376600.000SH     OTHER                               1376600.000
Cisco Systems                  COM              17275R102      184 14070.000SH       SOLE                12000.000          2070.000
Citigroup Inc.                 COM              172967101   505307 14359397.999SH    SOLE             12093881.999       2265516.000
                                                            138708 3941700.000SH     OTHER                               3941700.000
Coca-Cola Co                   COM              191216100   734569 16755672.000SH    SOLE             14130414.000       2625258.000
                                                            231326 5276600.000SH     OTHER                               5276600.000
Colgate-Palmolive Co           COM              194162103   858010 16364859.000SH    SOLE             13751914.000       2612945.000
                                                            232711 4438500.000SH     OTHER                               4438500.000
Costco Wholesale Corp-New      COM              22160K105   259863 9260970.000SH     SOLE              7857548.000       1403422.000
                                                             76444 2724300.000SH     OTHER                               2724300.000
Disney, Walt Co                COM              254687106   353490 21673197.000SH    SOLE             18196807.000       3476390.000
                                                            105504 6468700.000SH     OTHER                               6468700.000
Ebay, Inc.                     COM              278642103   170098 2508080.000SH     SOLE              2109075.000        399005.000
                                                             13401 197600.000SH      OTHER                                197600.000
Electronic Arts, Inc.          COM              285512109   395584 7948236.000SH     SOLE              6684282.000       1263954.000
                                                            111778 2245900.000SH     OTHER                               2245900.000
Electronic Data Systems        COM              285661104     1596 86600.000SH       SOLE                48300.000         38300.000
Eli Lilly & Co                 COM              532457108   511737 8058857.000SH     SOLE              6763955.000       1294902.000
                                                            154635 2435200.000SH     OTHER                               2435200.000
Exxon Mobil Corp               COM              30231G102      957 27380.000SH       SOLE                22160.000          5220.000
Fannie Mae                     COM              313586109      386 6000.000 SH       SOLE                 6000.000
Gannett Inc Com                COM              364730101   490278 6828380.000SH     SOLE              5742365.000       1086015.000
                                                            153695 2140600.000SH     OTHER                               2140600.000
General Electric Co            COM              369604103      738 30311.000SH       SOLE                30011.000           300.000
Gillette Co                    COM              375766102   686890 22624823.000SH    SOLE             19088672.000       3536151.000
                                                            192923 6354500.000SH     OTHER                               6354500.000
GlobalSantaFe                  COM              g3930e101   206288 8482233.000SH     SOLE              7252984.000       1229249.000
                                                             56252 2313000.000SH     OTHER                               2313000.000
H & R Block                    COM              093671105     5645 140420.000SH      SOLE               119170.000         21250.000
Home Depot Inc.                COM              437076102      934 38900.000SH       SOLE                23500.000         15400.000
Int'l Business Machines        COM              459200101      264 3404.000 SH       SOLE                 3404.000
Intel Corp                     COM              458140100      419 26880.000SH       SOLE                18660.000          8220.000
Johnson & Johnson              COM              478160104   814181 15158829.000SH    SOLE             12797231.000       2361598.000
                                                            257883 4801400.000SH     OTHER                               4801400.000
Kohls Corp Com                 COM              500255104   351526 6282865.000SH     SOLE              5310225.000        972640.000
                                                             94097 1681800.000SH     OTHER                               1681800.000
Lauder Estee Cos Inc Cl A      COM              518439104     1637 61990.000SH       SOLE                56565.000          5425.000
Marriott Int'l, Inc Cl-A       COM              571903202   418619 12735583.000SH    SOLE             10705694.000       2029889.000
                                                            125120 3806500.000SH     OTHER                               3806500.000
Marsh & McLennan               COM              571748102   478264 10349802.000SH    SOLE              8713704.000       1636098.000
                                                            129933 2811800.000SH     OTHER                               2811800.000
Masco Corp                     COM              574599106   538719 25592357.000SH    SOLE             21567291.000       4025066.000
                                                            147188 6992300.000SH     OTHER                               6992300.000
Medtronic Inc                  COM              585055106   886632 19443691.000SH    SOLE             16345011.000       3098680.000
                                                            248059 5439900.000SH     OTHER                               5439900.000
Microsoft Corp                 COM              594918104   206872 4001401.000SH     SOLE              3301086.000        700315.000
                                                             57764 1117300.000SH     OTHER                               1117300.000
Molex Cl A (Non-Vtg)           COM              608554200      639 32125.000SH       SOLE                32125.000
Newell Rubbermaid Inc.         COM              651229106   437338 14419311.000SH    SOLE             12171549.000       2247762.000
                                                            118906 3920400.000SH     OTHER                               3920400.000
Nokia Corp Sponsored ADR       COM              654902204   291788 18825005.000SH    SOLE             16117285.000       2707720.000
                                                             69521 4485200.000SH     OTHER                               4485200.000
Oracle Corporation             COM              68389X105      266 24600.000SH       SOLE                24600.000
Pepsico Inc                    COM              713448108   507457 12019352.000SH    SOLE             10101781.000       1917571.000
                                                            141424 3349700.000SH     OTHER                               3349700.000
Pfizer Inc                     COM              717081103   814899 26656808.000SH    SOLE             22501227.000       4155581.000
                                                            234958 7685900.000SH     OTHER                               7685900.000
Pharmacia Corporation          COM              71713U102   417431 9986395.000SH     SOLE              8465341.000       1521054.000
                                                            134253 3211800.000SH     OTHER                               3211800.000
Procter & Gamble Co            COM              742718109   802512 9338054.000SH     SOLE              7856569.000       1481485.000
                                                            234135 2724400.000SH     OTHER                               2724400.000
Qualcomm Inc Com               COM              747525103   847023 23276264.000SH    SOLE             19562146.000       3714118.000
                                                            242208 6655900.000SH     OTHER                               6655900.000
Royal Dutch Pete Co NY Reg Gld COM              780257804      248 5640.000 SH       SOLE                 4040.000          1600.000
Schering Plough                COM              806605101      304 13700.000SH       SOLE                                  13700.000
Schlumberger                   COM              806857108   690773 16411801.000SH    SOLE             14091874.000       2319927.000
                                                            208897 4963100.000SH     OTHER                               4963100.000
Seagate Technology Escrow      COM              811804988        0 67500.000SH       SOLE                67500.000
State Street Corp.             COM              857477103      218 5600.000 SH       SOLE                                   5600.000
SunTrust Banks Inc             COM              867914103     1013 17800.000SH       SOLE                  400.000         17400.000
Transocean, Inc.               COM              G90078109   378000 16293099.000SH    SOLE             13977284.000       2315815.000
                                                            105586 4551100.000SH     OTHER                               4551100.000
United Parcel Service-Cl B     COM              911312106   365760 5798349.000SH     SOLE              4878155.000        920194.000
                                                            104460 1656000.000SH     OTHER                               1656000.000
Wells Fargo & Co New           COM              949746101      666 14200.000SH       SOLE                13400.000           800.000
Wrigley, (Wm) Jr Cl B          COM              982526105     9079 165425.000SH      SOLE               134825.000         30600.000
Evergreen Intermediate Trm Mun                  299908509      348 5726.940 SH       SOLE                 5726.940
I Shares Russell 1000 Growth                    464287614      800 22000.000SH       SOLE                22000.000
Montag & Caldwell Growth N Fun                  126413509      288 15457.671SH       SOLE                                  15457.671